BALANCE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2021
Revenue From Contracts With Customers1 [Abstract]
BALANCE FROM CONTRACTS WITH CUSTOMERS	BALANCE FROM CONTRACTS WITH CUSTOMERS
Net contract liabilities are as follows:

	2021	2020
Contract assets	$461.9	$569.3
Contract liabilities - current	(674.7)	(746.2)
Contract liabilities - non-current	(96.2)	(83.3)
Net contract liabilities	$(309.0)	$(260.2)
During the year ended March 31, 2021, the Company recognized revenue of $517.7 million (2020 – $532.2 million) that was included in the contract liability balance at the beginning of the year.
During the year ended March 31, 2021, the Company recognized a reversal of revenue of $8.9 million (2020 – revenue of $29.8 million) related to performance obligations satisfied in previous years. This primarily relates to estimate at completion adjustments that impacted revenue and measures of completion.
Remaining performance obligations
As at March 31, 2021, the amount of the revenues expected to be realized in future years from performance obligations that are unsatisfied, or partially unsatisfied, was $4,438.7 million. The Company expects to recognize approximately 35% of these remaining performance obligations as revenue by March 31, 2022, an additional 21% by March 31, 2023 and the balance thereafter.